Investment Properties	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Investment Properties
19.	Investment Properties

(1)	Investment properties as of December 31, 2024 and 2025 are as follows:

		2024
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	210,509	—	—	210,509
Buildings		32,517	(22)	(14,020)	18,475

	￦	243,026	(22)	(14,020)	228,984

		2025
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	218,041	—	—	218,041
Buildings		38,311	(22)	(17,558)	20,731

	￦	256,352	(22)	(17,558)	238,772

(2)	Changes in investment properties for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	172,594	—	—	37,915	210,509
Buildings		12,955	—	(683)	6,225	18,497
(Government grants)		(22)	—	1	(1)	(22)

	￦	185,527	—	(682)	44,139	228,984

		2025
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	210,509	—	—	7,532	218,041
Buildings		18,497	—	(1,082)	3,338	20,753
(Government grants)		(22)	—	—	—	(22)

	￦	228,984	—	(1,082)	10,870	238,772

(3)	Income and expenses related to investment properties for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Rental income	￦	11,594	12,394
Operating and maintenance expenses related to rental income		(716)	(1,103)

	￦	10,878	11,291

(4)	Fair value of investment properties as of December 31, 2024 and 2025 are as follows:

		2024		2025

		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	210,509	337,379	218,041	363,922
Buildings		18,475	19,094	20,731	24,126

	￦	228,984	356,473	238,772	388,048

The Company determined the fair value of investment property on the transition date based on valuations conducted by an independent valuation firm that is independent of the Company. The valuation firm has appropriate qualifications and experience in the valuation of real estate in the Republic of Korea, and the valuation was conducted using a comparison method, which is a method of obtaining economic value based on the marketability of the property. The fair values of the investment properties as of the reporting date were determined in consideration of the fluctuation on the publicly announced individual land price after the IFRS transition date (January 1, 2010).

(5)	All of the Company’s investment properties are held under freehold interests.